Business Combinations and Disposition (Activities in 2014 and Activities in 2013) (Narrative) (Details)								1 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Shanda Online [Member]	Aug. 31, 2013 Shanda Online [Member]	Oct. 31, 2014 Mage of the East [Member] CNY	Oct. 31, 2014 Mage of the East [Member] KRW	Nov. 30, 2013 Mage of the East [Member] CNY	Nov. 30, 2013 Mage of the East [Member] KRW	Aug. 31, 2013 Platform Services and Prepaid Card Distribution Businesses [Member] USD ($)	Jun. 30, 2014 Platform Services and Prepaid Card Distribution Businesses [Member] USD ($)	Dec. 31, 2013 Platform Services and Prepaid Card Distribution Businesses [Member] USD ($)	Aug. 31, 2013 Platform Services and Prepaid Card Distribution Businesses [Member] Shanda Online [Member] CNY	Oct. 31, 2013 eFusion [Member] CNY	Dec. 31, 2014 eFusion [Member] CNY	Dec. 31, 2013 eFusion [Member] CNY	Oct. 31, 2013 eFusion [Member] EUR (€)	Dec. 31, 2012 eFusion [Member] CNY	Jul. 31, 2012 eFusion [Member] CNY	Jul. 31, 2012 eFusion [Member] EUR (€)	Dec. 31, 2011 eFusion [Member] CNY
Business Acquisition [Line Items]
Percentage of total equity interests sold								37.00%								42.00%
Consideration of selling a subsidiary								2,400,000	417,300,000							2,900,000			€ 400,000
Ownership percentage in disposed subsidiary after disposing equity interest								14.00%								28.00%
Net carrying amount of deconsolidated subsidiary								3,700,000								6,400,000
Investment loss								800,000								3,200,000
Redemption Value	0	0	13,971,000
Business combination, purchase consideration										4,000,000	700,000,000	812,700,000									18,400,000	2,300,000
Non-cash exchange of receivables												167,600,000
Cash payment												201,600,000	142,300,000	301,200,000
Remaining consideration												443,500,000		142,300,000
Percentage ownership						6.00%	6.24%
Investments in affiliated companies de-recognized due to retrospective consolidation															2,900,000
Percentage of equity interest acquired										51.00%	51.00%										70.00%	70.00%
Goodwill associated with acquisition, amount	47,985,000	297,727,000	299,682,000	329,217,000	492,116,000					2,000,000							0	0		718,000	700,000		0
Non-controlling interest arising from acquisition										2,000,000											5,500,000